MARKETABLE SECURITIES AND ACCRUED INTEREST (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Debt Securities, Available-for-sale [Line Items]
Amortized cost	$ 91,207	$ 54,855
Unrealized gains	54	508
Unrealized losses	(1,285)	(19)
Fair Value	89,976	55,344
Corporate Debt Securities [Member]
Debt Securities, Available-for-sale [Line Items]
Amortized cost	87,690	53,351
Unrealized gains	54	508
Unrealized losses	(1,248)	(6)
Fair Value	86,496	53,853
Government Bond [Member]
Debt Securities, Available-for-sale [Line Items]
Amortized cost	2,848	1,055
Unrealized gains	0
Unrealized losses	(37)	(13)
Fair Value	2,811	1,042
Accrued Interest [Member]
Debt Securities, Available-for-sale [Line Items]
Amortized cost	669	449
Unrealized gains	0
Unrealized losses	0
Fair Value	$ 669	$ 449